Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net (loss) income	$ (97,057)	$ (679,524)	$ 110,754
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Unrealized (loss) gain on derivatives	41,238	39,265	(58,302)
Depletion, depreciation and amortization	122,048	178,847	134,737
Accretion of asset retirement obligations	1,182	734	504
Full-cost ceiling impairment	158,633	801,166	0
Stock-based compensation expense	12,362	9,450	5,524
Deferred income tax (benefit) provision	0	(150,327)	64,242
Amortization of debt issuance cost	1,148	852	0
Net gain on asset sales and inventory impairment	(107,277)	(908)	0
Changes in operating assets and liabilities
Accounts receivable	(14,259)	3,633	(13,318)
Lease and well equipment inventory	(700)	(180)	(211)
Prepaid expenses	(124)	(544)	(783)
Other assets	490	(552)	1,212
Accounts payable, accrued liabilities and other current liabilities	6,611	1,375	607
Royalties payable	7,495	1,654	6,663
Advances from joint interest owners	1,000	700	0
Income taxes payable	(2,848)	2,405	39
Other long-term liabilities	4,144	489	(187)
Net cash provided by operating activities	134,086	208,535	251,481
Investing activities
Proceeds from sale of assets	5,173	139,836	79
Oil and natural gas properties capital expenditures	(379,067)	(432,715)	(560,849)
Expenditures for other property and equipment	(74,845)	(64,499)	(9,152)
Business combination, net of cash acquired	0	(24,028)	0
Restricted cash	43,098	(43,098)	0
Restricted cash in less-than-wholly-owned subsidiaries	1	(650)	(609)
Net cash used in investing activities	(405,640)	(425,154)	(570,531)
Financing activities
Repayments of borrowings	(120,000)	(476,982)	(180,000)
Borrowings under Credit Agreement	120,000	125,000	320,000
Proceeds from issuance of common stock	288,510	188,720	181,875
Proceeds from issuance of senior unsecured notes	184,625	400,000	0
Cost to issue equity	(847)	(1,158)	(590)
Cost to issue senior unsecured notes	(2,734)	(9,598)	0
Proceeds from stock options exercised	100	10	43
Capital contribution from non-controlling interest owners in less-than-wholly-owned subsidiaries	0	562	150
Taxes paid related to net share settlement of stock-based compensation	(1,948)	(1,610)	(308)
Net cash provided by financing activities	467,706	224,944	321,170
Increase in cash	196,152	8,325	2,120
Cash at beginning of year	16,732	8,407	6,287
Cash at end of year	$ 212,884	$ 16,732	$ 8,407